CURRENT AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Schedule of composition of current tax assets	The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	14,616	18,982	—	—	14,616	18,982
Other recoverable credits	25,659	28,048	—	—	25,659	28,048
Total current tax assets	40,275	47,030	—	—	40,275	47,030

Schedule of composition of current tax liabilities	The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	6,281	2,371	—	—	6,281	2,371
Total current tax liabilities	6,281	2,371	—	—	6,281	2,371

Schedule of balances of deferred tax
The balances of deferred tax are the following:

	Assets		Liabilities
Concept	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$
Properties, Plants and equipment	(821,883)	(941,136)	53,543	70,745
Assets by right of use	(720,694)	(585,957)	109	54
Lease Liabilities	892,657	792,781	(113)	(74)
Amortization	(101,193)	(112,002)	—	10
Provisions	80,355	222,409	76,280	81,091
Revaluation of financial instruments	—	(889)	—	—
Tax losses	664,990	613,264	(68,493)	(86,320)
Intangibles	—	—	234,854	300,359
Other	16,317	16,312	16,497	16,494
Total	10,549	4,782	312,677	382,359

Schedule of movements of deferred tax assets and liabilities
Movements of Deferred tax assets and liabilities
From January 1 to December 31, 2022

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,208,693)	120,553	—	—	(1,088,140)
Assets for right of use	(572,727)	205,545	—	—	(367,182)
Lease Liabilities	773,129	(186,136)	—	—	586,993
Amortization	(44,615)	(43,567)	—	—	(88,182)
Provisions	552,527	(613,480)	567	—	(60,386)
Revaluation of financial instruments	(16,575)	19,248	(235)	—	2,438
Tax losses (*)	445,662	500,997	—	—	946,659
Intangibles	(254,155)	2,114	—	(18,471)	(270,512)
Others	(274)	(124)	—	—	(398)
Total	(325,721)	5,150	332	(18,471)	(338,710)
From January 1 to December 31, 2023

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,088,140)	76,259	—	—	(1,011,881)
Assets for right of use	(367,182)	(218,829)	—	—	(586,011)
Lease Liabilities	586,993	205,862	—	—	792,855
Amortization	(88,182)	(23,830)	—	—	(112,012)
Provisions	(60,386)	200,953	751	—	141,318
Revaluation of financial instruments	2,438	(6,931)	3,604	—	(889)
Tax losses (*)	946,659	(247,075)	—	—	699,584
Intangibles	(270,512)	(6,207)	—	(23,640)	(300,359)
Others	(398)	216	—	—	(182)
Total	(338,710)	(19,582)	4,355	(23,640)	(377,577)
From January 1 to December 31, 2024

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,011,881)	136,455	—	—	(875,426)
Assets for right of use	(586,011)	(134,792)	—	—	(720,803)
Lease Liabilities	792,855	99,915	—	—	892,770
Amortization	(112,012)	10,819	—	—	(101,193)
Provisions	141,318	(138,152)	909	—	4,075
Revaluation of financial instruments	(889)	889	—	—	—
Tax losses (*)	699,584	33,899	—	—	733,483
Intangibles	(300,359)	496	—	65,009	(234,854)
Others	(182)	2	—	—	(180)
Total	(377,577)	9,531	909	65,009	(302,128)

(*) Unrecognized deferred tax assets:

Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profits will be generated in the future. In total the Company has not recognized deferred tax assets for ThUS$3,263,150 at December 31, 2024 (ThUS$3,572,528 as of December 31, 2023) which include deferred tax assets related to negative tax results of ThUS$11,736,014 at December 31, 2024 (ThUS$12,206,634 at December 31, 2023).

Schedule of deferred tax expense and current income taxes
(Expenses)/income from deferred taxes and income tax:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Income tax (expense)/benefit
Current tax (expense) benefit	(26,263)	(12,659)	(14,064)
Adjustments to the current tax of the previous year	—	(193)	—
Total current tax (expense) benefit	(26,263)	(12,852)	(14,064)
Deferred income taxes
(Expense)/benefit for deferred tax recognition for tax losses (*)	243	17,492	—
Deferred income for relative taxes to the creation and reversal of temporary differences	9,531	(19,582)	5,150
Total deferred income tax	9,774	(2,090)	5,150
Income tax (expense)/benefit	(16,489)	(14,942)	(8,914)

Schedule of income tax (expense)/benefit
Income tax (expense)benefit

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Current tax (expense) benefit, foreign	(54,190)	(10,410)	19,573
Current tax (expense) benefit, domestic	27,927	(2,442)	(33,637)
Total current tax (expense) benefit	(26,263)	(12,852)	(14,064)

Foreign Deferred tax (expense) benefit, for tax losses compensation (*)	243	17,492	—
Deferred tax (expense) benefit, foreign	5,553	(10,780)	(532)
Deferred tax (expense) benefit, domestic	3,978	(8,802)	5,682
Total deferred tax (expense)benefit	9,774	(2,090)	5,150
Income tax (expense)/benefit	(16,489)	(14,942)	(8,914)

(*) As a result of an agreement reached with the Brazilian tax authority in the 2023, TAM Linhas Aereas S.A. was authorized to use part of its available tax losses to pay some tax contingencies. As the company does not recognize a deferred tax asset for its available tax losses, it was necessary to register an income in order to write off the liability previously recognized regarding the relevant tax contingencies.

Schedule of income before tax from the chilean legal tax rate

	For the year ended December 31,			For the year ended December 31,
	2024	2023	2022	2024	2023	2022
	ThUS$	ThUS$	ThUS$	%	%	%
Income tax benefit/(expense) using the legal tax rate	(268,362)	(161,053)	(363,434)	(27.00)	(27.00)	(27.00)
Tax effect by change in tax rate	—	—	9,016	—	—	0.67
Tax effect of rates in other jurisdictions	(46,580)	(50,042)	20,398	(4.69)	(8.39)	1.52
Tax effect of non-taxable income	81,612	25,459	1,201,618	8.21	4.27	89.27
Tax effect of disallowable expenses	(12,780)	(23,272)	(33,855)	(1.29)	(3.90)	(2.52)
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	37,793	53,162	90,823	3.80	8.91	6.75
Tax effect for goodwill impairment losses		—	—		—	—
Derecognition of deferred tax assets not recoverable	—	—	(6,173)	—	—	(0.46)
Unrecognised deferred tax	159,430	157,089	(990,095)	16.04	26.34	(73.56)
Other increases (decreases)	32,398	(16,285)	62,788	3.27	(2.73)	4.66
Total adjustments to tax expense using the legal rate	251,873	146,111	354,520	25.34	24.50	26.33
Income tax benefit/(expense) using the effective rate	(16,489)	(14,942)	(8,914)	(1.66)	(2.50)	(0.67)

Schedule of deferred taxes related to items charged to equity	Deferred taxes related to items charged to equity:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	909	4,355	332